Taxes (Narrative) (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2010 Medicare Part D [Member]	Dec. 31, 2010 Medicare Part D [Member]	Dec. 31, 2011 Unrecognized Tax Benefits [Member]	Dec. 31, 2010 Unrecognized Tax Benefits [Member]	Dec. 31, 2009 Unrecognized Tax Benefits [Member]
Income Taxes [Line Items]
Effective income tax rate	2.70%	19.40%	14.20%
Health Care Act one time tax, rounded					$ 1,000,000,000	$ 1,000,000,000
Undistributed earnings of our foreign subsidiaries	1,500,000,000
Net tax loss and credit carry forwards (tax effected)	5,100,000,000
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2012 and 2031	4,400,000,000
Operating loss carry forwards amount	700,000,000
Reduction of net tax loss and credit carryforwards reflected as a deferred tax asset	100,000,000	600,000,000
Increase in valuation allowance	1,000,000,000
Unrecognized tax benefits	$ 3,078,000,000	$ 3,242,000,000	$ 3,400,000,000	$ 2,622,000,000			$ 2,200,000,000	$ 2,100,000,000	$ 2,100,000,000